Note 1 - Basis of Presentation and General Information (Details) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended				12 Months Ended				3 Months Ended					12 Months Ended
	Apr. 21, 2014	Oct. 16, 2013	Jun. 24, 2011	Mar. 31, 2014	Mar. 31, 2013	Dec. 05, 2013	Dec. 16, 2013	Mar. 19, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 02, 2014 Subsequent Event [Member]	Apr. 21, 2014 Subsequent Event [Member]	Jun. 24, 2014 Subsequent Event [Member]	Mar. 19, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2011 Five Charterers [Member] Sales Revenue, Services, Net [Member]	Dec. 31, 2013 Three Charterers [Member] Sales Revenue, Services, Net [Member]	Dec. 31, 2012 Three Charterers [Member] Sales Revenue, Services, Net [Member]	Dec. 31, 2013 Central Mare and CSM [Member]	Mar. 31, 2014 CMS [Member]	Mar. 31, 2014 Central Mare [Member]	Mar. 31, 2013 Central Mare [Member]	Dec. 31, 2013 Central Mare [Member]	Dec. 31, 2012 Central Mare [Member]	Dec. 31, 2013 Charterers [Member]	Dec. 31, 2012 Charterers [Member]	Dec. 31, 2011 Charterers [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	7		10								7	7
Common Stock, Shares, Outstanding (in Shares)				8,310,004					2,469,648	2,449,648		8,310,004
Share Price (in Dollars per share)			$ 0.01					$ 8.404				$ 0.01	$ 2.00	$ 8.4	$ 0.01
Due to Related Parties, Current (in Dollars)									$ 807,000	$ 2,150,000									$ 807,000	$ 17			$ 807,000	$ 2,150,000
Due from Related Parties (in Dollars)																			219,000
(in Dollars)				$ 33,000	$ 158,000															$ 17,000	$ 33,000	$ 158,000
Number of Vessels		6				2	2
Number of Charterers																									3	3	5
Concentration Risk, Percentage																10.00%	10.00%	10.00%